LAND USE RIGHTS AND LEASEHOLD LAND - Notes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Note for land use rights and leasehold land
Amortization	¥ 276,877	¥ 243,771	¥ 255,098
Land use rights		3,346,008		$ 571,827	¥ 3,720,478
Carrying amount of pledged intangible assets		1,114,454			1,111,705
Land use right
Note for land use rights and leasehold land
Amortization	¥ 96,074	99,724	104,000
Land use rights		3,346,008	¥ 3,471,604		3,720,478
Carrying amount of pledged intangible assets		275,000			177,000
Certificates of land use rights
Note for land use rights and leasehold land
Land use rights		¥ 447,000			¥ 516,000
Land parcels
Note for land use rights and leasehold land
Carrying value to total asset value (as a percent)	0.26	0.23